Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2013, December 31, 2012, and December 31, 2011 is summarized in the following tables.

	Year ended December 31, 2013
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Charge-offs	6,160	1,832	1,791	3,207	6,163	—	19,153
Recoveries	(1,314)	(726)	(9,378)	(6,000)	(2,249)	(2)	(19,669)
Net Charge-offs (recoveries)	4,846	1,106	(7,587)	(2,793)	3,914	(2)	(516)
Provision (Recovery)	3,429	5,269	(7,573)	(3,301)	5,593	(2)	3,415
Ending balance	$14,218	$15,899	$6,855	$14,251	$8,245	—	$59,468

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	(1,066)	(783)	(2,979)	(5,559)	(2,555)	—	(12,942)
Net Charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision (Recovery)	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

	Year ended December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	—	—	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	—	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	—	133,882
Recoveries	(1,402)	(1,825)	(1,463)	(1,719)	(2,385)	(4)	(8,798)
Net Charge-offs (recoveries)	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision (Recovery)	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	—	$68,444

(1) Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2013 and 2012 was as follows:

	December 31, 2013
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,268	$5,496	$1,132	$555	$—	$—	$10,451
Collectively evaluated for impairment	10,950	10,403	5,723	13,696	8,245	—	49,017
Total ending allowance balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Loan Balance:
Loans individually evaluated for impairment	$20,724	$41,816	$15,559	$33,406	$799	$—	$112,304
Loans collectively evaluated for impairment	804,708	1,070,457	140,557	1,766,141	722,934	3,404	4,508,201
Total ending loan balance	$825,432	$1,112,273	$156,116	$1,799,547	$723,733	$3,404	$4,620,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	13.14%	7.28%	1.66%	—%	—%	9.31%
Loans collectively evaluated for impairment	1.36%	0.97%	4.07%	0.78%	1.14%	—%	1.09%
Total ending loan balance	1.72%	1.43%	4.39%	0.79%	1.14%	—%	1.29%
Recorded Investment:
Loans individually evaluated for impairment	$20,727	$41,822	$15,559	$33,408	$799	$—	$112,315
Loans collectively evaluated for impairment	807,784	1,074,216	140,944	1,769,604	725,709	3,427	4,521,684
Total ending loan balance	$828,511	$1,116,038	$156,503	$1,803,012	$726,508	$3,427	$4,633,999

	December 31, 2012
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,180	$1,540	$2,277	$1,279	$—	$—	$8,276
Collectively evaluated for impairment	12,455	10,196	4,564	13,480	6,566	—	47,261
Total ending allowance balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Loan Balance:
Loans individually evaluated for impairment	$22,523	$44,267	$34,814	$35,616	$18	$—	$137,238
Loans collectively evaluated for impairment	801,404	1,047,897	130,714	1,678,029	651,912	3,128	4,313,084
Total ending loan balance	$823,927	$1,092,164	$165,528	$1,713,645	$651,930	$3,128	$4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%	3.48%	6.54%	3.59%	—%	—%	6.03%
Loans collectively evaluated for impairment	1.55%	0.97%	3.49%	0.80%	1.01%	—%	1.10%
Total ending loan balance	1.90%	1.07%	4.13%	0.86%	1.01%	—%	1.25%
Recorded Investment:
Loans individually evaluated for impairment	$22,587	$44,278	$34,834	$35,622	$18	$—	$137,339
Loans collectively evaluated for impairment	804,316	1,051,725	131,176	1,681,449	654,747	3,157	4,326,570
Total ending loan balance	$826,903	$1,096,003	$166,010	$1,717,071	$654,765	$3,157	$4,463,909